CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Revenue:
Commissions		¥ 373,313	¥ 327,129	¥ 431,959
Fees from investment banking		101,663	92,580	118,333
Asset management and portfolio service fees		245,616	216,479	229,006
Net gain on trading		442,885	475,587	354,031
Gain (loss) on private equity investments		(869)	1,371	13,761
Interest and dividends		585,675	441,036	440,050
Gain (loss) on investments in equity securities		2,683	7,708	(20,504)
Other		221,192	153,626	156,460
Total revenue		1,972,158	1,715,516	1,723,096
Interest expense		475,189	312,319	327,415
Net revenue	[1]	1,496,969	1,403,197	1,395,681
Non-interest expenses:
Compensation and benefits		530,641	496,385	574,191
Commissions and floor brokerage		99,868	94,495	123,881
Information processing and communications		184,781	175,280	189,910
Occupancy and related depreciation		67,895	69,836	78,411
Business development expenses		36,762	35,111	35,892
Other		248,864	209,295	228,238
Total non-interest expenses		1,168,811	1,080,402	1,230,523
Income before income taxes		328,158	322,795	165,158
Income tax expense		103,866	80,229	22,596
Net income		224,292	242,566	142,562
Less: Net income attributable to noncontrolling interests		4,949	2,949	11,012
Net income attributable to NHI shareholders		¥ 219,343	¥ 239,617	¥ 131,550
Basic-
Net income attributable to NHI shareholders per share		¥ 63.13	¥ 67.29	¥ 36.53
Diluted-
Net income attributable to NHI shareholders per share		¥ 61.88	¥ 65.65	¥ 35.52

[1]	There is no revenue derived from transactions with a single major external customer.